Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

NOTE 16 – EMPLOYEE BENEFIT PLANS

The Company maintains defined contribution retirement plans covering employees who meet certain minimum eligibility requirements. Benefits are determined as a percentage of a participant’s contributions and generally are vested based upon length of service. Retirement plan expense was $1.1 million for both 2014 and 2013, and $4.0 million for 2012. Amounts equal to retirement plan expense are funded annually.